Income Taxes (Income Tax Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Current federal		$ 972	$ 1,133
Deferred federal	[1]	85	3
Revaluation of net deferred tax assets			979
Total		1,057	2,115
Operating Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Deferred federal		$ 34	$ 52

[1]	Includes tax benefit of operating loss carryforwards of $34 and $52 for the years ended December 31, 2018 and 2017, respectively.